Share-Based Compensation Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Beginning Balance	555,101	855,817
Granted	0	0
Exercised	(265,734)	(300,716)
Forfeited	0	0
Ending Balance	289,367	555,101	855,817
Weighted Average Exercise Price
Beginning Balance	$ 14.92	$ 13.67
Granted	0	0
Exercised	15.09	11.35
Forfeited	0.00	0.00
Ending Balance	$ 14.77	$ 14.92	$ 13.67
Remaining Average Contractual Term (Year) and Aggregate Intrinsic Value
Weighted Average Remaining Contractual Term (Years)	8 months 12 days	1 year 8 months 12 days	3 years 10 days
Aggregate Intrinsic Value	$ 0	$ 4,680	$ 11,365